Commitments & Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancellable Lease (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Maturities of lease liabilities [Abstract]
Remainder of 2023	$ 78,546	$ 311,327
2023/2024	240,818	240,818
Total undiscounted cash flows	319,364	552,145
Less discounting	(11,562)	(33,139)
Total operating lease liabilities	$ 307,802	519,006
Future minimum lease payments [Abstract]
2022		276,888
2023		283,549
2024		217,096
Total future minimum payments		$ 777,533